Cambria Trinity ETF
Schedule of Investments
July 31, 2025 (Unaudited)

EXCHANGE TRADED FUNDS - 99.8%	Shares	Value
Alpha Architect 1-3 Month Box ETF(a)	9,544	$1,078,854
Cambria Chesapeake Pure Trend ETF(b)	295,114	4,333,867
Cambria Emerging Shareholder Yield ETF(b)(c)	194,617	7,023,727
Cambria Foreign Shareholder Yield ETF(b)(c)	240,911	7,145,420
Cambria Global Real Estate ETF(b)	181,977	4,517,179
Cambria Global Value ETF(b)	253,807	6,956,850
Cambria LargeCap Shareholder Yield ETF(b)	44,731	1,173,791
Cambria Micro and SmallCap Shareholder Yield ETF(b)	51,070	1,206,442
Cambria Shareholder Yield ETF(b)	35,704	2,320,760
Cambria Tactical Yield ETF(b)	172,536	4,367,749
Cambria Value and Momentum ETF(b)	292,484	8,949,572
Graniteshares Gold Trust(a)	65,957	2,139,645
iMGP DBi Managed Futures Strategy ETF(c)	169,272	4,335,056
Invesco DB Precious Metals Fund	28,943	2,169,278
iShares Global Consumer Discretionary ETF	11,453	2,154,653
iShares Global Consumer Staples ETF(c)	32,462	2,069,777
iShares Global Financials ETF(c)	10,484	1,164,457
iShares Global Industrials ETF	13,649	2,286,071
iShares Global Infrastructure ETF	38,341	2,265,186
iShares Global Tech ETF(c)	22,574	2,164,169
iShares Global Utilities ETF(c)	30,468	2,286,770
JPMorgan USD Emerging Markets Sovereign Bond ETF	84,805	3,316,723
Schwab US TIPS ETF	80,577	2,143,348
SPDR Bloomberg Enhanced Roll Yield Commodity Strategy No. K-1 ETF	160,486	4,414,697
SPDR Bloomberg International Corporate Bond ETF	68,475	2,159,017
SPDR FTSE International Government Inflation-Protected Bond ETF	55,478	2,122,033
United States Commodity Index Fund(a)	30,591	2,275,053
VanEck Bitcoin Trust(a)	80,547	2,661,273
VanEck Gold Miners ETF(c)	43,737	2,258,579
VanEck J. P. Morgan EM Local Currency Bond ETF	132,280	3,289,804
Vanguard FTSE All World ex-US Small-Cap ETF	15,737	2,103,722
Vanguard Intermediate-Term Treasury ETF	144,301	8,565,707
Vanguard Total Bond Market ETF	58,782	4,302,842
TOTAL EXCHANGE TRADED FUNDS (Cost $104,207,195)		111,722,071

SHORT-TERM INVESTMENTS
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 5.0%
First American Government Obligations Fund - Class X, 4.23%(d)	5,643,650	5,643,650
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $5,643,650)		5,643,650

MONEY MARKET FUNDS - 0.2%
First American Treasury Obligations Fund - Class X, 4.24%(d)	212,067	212,067
TOTAL MONEY MARKET FUNDS (Cost $212,067)		212,067

TOTAL INVESTMENTS - 105.0% (Cost $110,062,912)		117,577,788
Liabilities in Excess of Other Assets - (5.0)%		(5,633,053)
TOTAL NET ASSETS - 100.0%		$111,944,735
two		–%
Percentages are stated as a percent of net assets. TIPS - Treasury Inflation-Protected Securities		–%

(a)	Non-income producing security.
(b)	Affiliated security as defined by the Investment Company Act of 1940.
(c)	All or a portion of this security is on loan as of July 31, 2025. The fair value of these securities was $5,487,634.
(d)	The rate shown represents the 7-day annualized effective yield as of July 31, 2025.

Summary of Fair Value Disclosure as of July 31, 2025 (Unaudited)

Cambria Trinity ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of July 31, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
Exchange Traded Funds	$111,722,071	$–	$–	$111,722,071
Investments Purchased with Proceeds from Securities Lending	5,643,650	–	–	5,643,650
Money Market Funds	212,067	–	–	212,067
Total Investments	$117,577,788	$–	$–	$117,577,788

Refer to the Schedule of Investments for further disaggregation of investment categories.

Transactions with affiliated companies during the period ended July 31, 2025 are as follows:

Security Name	Market Value as of April 30, 2025	Purchases	Purchases In-Kind	Sales	Sales In-Kind	Market Value as of July 31, 2025	Share Balance as of July 31, 2025	Dividends	Change in Unrealized Gain (Loss)	Realized Gain/Loss
Cambria Chesapeake Pure Trend ETF	$4,317,181	$-	$-	$-	$(51,423)	$4,333,867	295,114	$-	$69,904	$(1,795)
Cambria Emerging Shareholder Yield ETF	4,378,334	2,008,748	-	-	(82,816)	7,023,727	194,617	68,732	699,279	20,182
Cambria Foreign Shareholder Yield ETF	6,578,678	-	-	-	(83,603)	7,145,420	240,911	114,326	631,415	18,930
Cambria Global Real Estate ETF	4,341,037	-	-	-	(53,757)	4,517,179	181,977	24,722	226,881	3,018
Cambria Global Value ETF	6,572,591	-	-	-	(81,789)	6,956,850	253,807	118,634	436,466	29,582
Cambria LargeCap Shareholder Yield ETF	1,111,512	-	-	-	(13,996)	1,173,791	44,731	11,543	75,824	451
Cambria Micro and SmallCap Shareholder Yield ETF	1,093,384	-	-	-	(14,606)	1,206,442	51,070	6,223	125,604	2,060
Cambria Shareholder Yield ETF	2,180,445	-	-	-	(28,199)	2,320,760	35,704	12,644	163,886	4,628
Cambria Tactical Yield ETF	8,657,211	-	-	(4,216,570)	(51,283)	4,367,749	172,536	60,871	(7,067)	(14,542)
Cambria Tail Risk ETF	2,141,983	-	-	(1,956,150)	(23,110)	-	-	18,475	23,501	(186,224)
Cambria Value and Momentum ETF	8,551,701	-	-	-	(104,819)	8,949,572	292,484	14,021	487,518	15,172
	$49,924,057	$2,008,748	$-	$(6,172,720)	$(589,401)	$47,995,357	$1,762,951	$450,191	$2,933,211	$(108,538)